Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Yiren Digital Ltd. (the “Company” or “Yiren Digital” or the “Parent Company”) was incorporated under the laws of the Cayman Islands in September 2014 by CreditEase Holdings (Cayman) Limited (“CreditEase”). The Company, its subsidiaries, the consolidated VIEs and the consolidated VIEs’ subsidiaries (collectively referred to as the “Group”) have been operating an AI-powered Fintech platform specializing in digital consumer lending, insurance and financial technology innovation across China and global markets.

The Group started its online consumer finance marketplace business in March 2012 as a business unit under the Group’s parent company, CreditEase, which remains the Group’s parent company and controlling shareholder. CreditEase incorporated the Company in the Cayman Islands to be the Group’s holding company in September 2014. Following the incorporation of the Company as the Group’s holding company, the Group commenced the establishment of its main subsidiaries in sequence:The Company established a wholly owned subsidiary in Hong Kong, YouRace Digital Holdings HK Limited (formerly known as Yiren Digital Hong Kong Limited), or YouRace HK, in October 2014, and YouRace HK further established YouRace Hengchuang Technology Development (Beijing) Co., Ltd. (formerly known as Yiren Hengye Technology Development (Beijing) Co., Ltd.), or YouRace Hengchuang, its wholly owned subsidiary in China, in January 2015. YouRace HK further established Chongqing Hengyuda Technology Co., Ltd., or Hengyuda, its wholly owned subsidiary in China, in March 2016. In August 2017, YouRace Hengchuang established Xiangyu Safety Technology Service (Beijing) Co., Ltd. (formerly known as Yiren Information Consulting (Beijing) Co., Ltd., “Xiangyu Safety”), a wholly owned subsidiary in the PRC. In July 2024, YouRace Hengchuang and Hengyuda respectively established Beihai Hengze Innovation Technology Co., Ltd. (“Hengze Innovation”) and Beihai Youjia Innovation Technology Co., Ltd. (“Youjia Innovation”), which are engaged in providing technology support to the Group.

In 2019, the Group conducted a business realignment with CreditEase, pursuant to which it assumed certain businesses from CreditEase and its affiliates, including an online wealth management business targeting the mass affluent, unsecured and secured consumer lending, financial leasing, small and medium enterprise (“SME”) lending, and other related services and businesses. After the business realignment, the Group continued to receive certain business consulting and other support services from CreditEase.

As part of the 2019 business realignment, the Group entered into a series of contractual arrangements with CreditEase Puhui Information Consultant (Beijing) Co., Ltd. (“CreditEase Puhui”) and CreditEase Huimin Investment Management (Beijing) Co., Ltd. (“Huimin”) in March 2019 and commenced consolidating their financial results. In December 2019, the Group sold Huimin to a subsidiary of CreditEase.

As part of the 2019 business realignment with CreditEase, the Group acquired Dekai Yichuang Asset Management (Shenzhen) Co., Ltd. (“Dekai Yichuang”) from CreditEase in May 2019, through which it gained control of Haijin Yichuang Financial Leasing Co., Ltd. (“Yichuang Financial Leasing”) and Hainan Haijin Yichuang Micro-lending Co., Ltd. (“Yichuang Micro-lending”). In November 2025, the Group sold Yichuang Financial Leasing to a third-party company.

In April 2020, the Group, through Yiren Financial Information Service (Beijing) Co., Ltd.(“Yiren Financial Information”), acquired Hexiang Insurance Brokerage Co. Ltd. (“Hexiang Insurance”) together with its shareholders and wholly owned subsidiary. Since then, Hexiang Insurance has been undertaking the Group’s insurance brokerage business.

On December 31, 2020, the Group completed a business restructuring, pursuant to which it disposed of its online consumer lending platform that relied on individual investors as the funding source to CreditEase. Since the completion of such restructuring, the Group’s funding has been provided solely by institutional funding partners.

As the PRC laws and regulations prohibit or restrict foreign ownership of the companies where the PRC operating licenses are required, the Company, via its wholly-owned subsidiaries in the PRC, YouRace Hengchuang and Hengyuda, entered into a series of agreements with Yiren Financial Information and CreditEase Puhui and their shareholders. Consequently, YouRace Hengchuang and Hengyuda became the primary beneficiary of Yiren Financial Information and CreditEase Puhui and consolidate Yiren Financial Information, CreditEase Puhui and their subsidiaries (see VIE arrangements in Note 2). Since the Group terminated its offline customer acquisition business in 2022, it sold CreditEase Puhui and its subsidiary Tianjin Linyang Information and Technology Co., Ltd. (“Tianjin Linyang”) to Puxin Hengye Technology Development (Beijing) Co., Ltd. (“Puxin”), a subsidiary of CreditEase, in November 2025.

As of December 31, 2025 the Company’s principal subsidiaries, the consolidated VIEs and the consolidated VIEs’ subsidiaries are as follows:

	Date of	Place of	Percentage
	incorporation/	incorporation/	of legal
	establishment	establishment	ownership	Principal activities
Wholly owned subsidiaries

YouRace HK	October 8, 2014	Hong Kong	100%	Investment holding

YouRace Hengchuang	January 8, 2015	PRC	100%	Provision of consultancy service, information technology support and technology-enabled borrower acquisition and facilitation services

Hengyuda	March 21, 2016	PRC	100%	Provision of services relating to IT, system maintenance and customer support

Xiangyu Safety	August 10, 2017	PRC	100%	Provision of borrower acquisition and referral services to institutional funding providers

Chongqing Hengfengyi Technology Co., Ltd. (“Hengfengyi”)	September 11, 2023	PRC	100%	Provision of consultancy service, information technology support and system maintenance services

Hengze Innovation	July 12, 2024	PRC	100%	Provision of information technology support

Youjia Innovation	July 17, 2024	PRC	100%	Provision of information technology support

Variable interest entities and its subsidiaries

Yiren Financial Information	October 13, 2016	PRC		Provision of membership services

Yichuang Financial Leasing	March 22, 2017	PRC		Provision of services for financing lease business

Hexiang Insurance	September 28, 2011	PRC		Provision of services for insurance brokerage business